ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Sep. 30, 2011
ACCRUED EXPENSES AND OTHER LIABILITIES

14. ACCRUED EXPENSES AND OTHER LIABILITIES

The components of accrued expenses and other liabilities are as follows:

	As of September 30,
	2010	2011
	US$	US$

Accrued expenses	1,786	2,172
Salary and welfare payable	1,199	1,414
Other payable	380	1,235
Remuneration payable to lecturers	295	1,523
Uncertain income tax liabilities (Note 18)	162	170

	3,822	6,514

Other payable mainly represents other tax liabilities including business tax payable, value-added tax payable and withholding individual income tax payable.